Debt - Summary of Changes in Consolidated Debt (Detail) - MXN ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Debt issue related costs	$ 164,064	$ 212,540
Expense related to issuance of debt	(984,320)	(355,978)
Amortized cost	1,310,414	5,314,601
Financed public works contracts
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
At the beginning of the year			$ 2,091,463,996	$ 2,249,695,894
Loans obtained-financing institutions	431,659,853	555,341,258
Debt payments	(436,838,825)	(565,601,629)
Accrued interest	75,414,835	64,077,989
Interest paid	(75,009,928)	(67,056,203)
Foreign exchange	(200,072,975)	(76,258,744)
At the end of the period	$ 1,886,616,956	$ 2,160,198,565